S000061604 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	81 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.08%	14.56%	14.46%
MSCI USA Small Cap Extended ESG Focus Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.08%	9.31%	9.23%
iShares ESG Aware MSCI USA Small-Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent	11.86%	9.19%	9.10%
Performance Inception Date			Apr. 10, 2018
iShares ESG Aware MSCI USA Small-Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.50%	8.82%	8.73%
iShares ESG Aware MSCI USA Small-Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.22%	7.18%	7.19%